Commitments and Contingencies	6 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10. Commitments and Contingencies

At September 30, 2012, the Company's contractual obligations consisted of future minimum lease payments of $3,297 pursuant to its corporate office leases in Houston, Texas and additional office space in San Carlos, California. In addition, the Company has future minimum payments of $52,989 due over the next twelve months pursuant to contractual agreements with third parties for legal services, public and investor relations services, and SEC related filing services.